Convertible Promissory Notes (Details)		12 Months Ended
	Sep. 12, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Convertible Promissory Notes [Line Items]
Aggregate gross proceeds	$ 12,000,000
Marketing purposes		$ 3,500,000
Working capital and general corporate		3,000,000
Repayment of indebtedness		6,500,000
Partial payment of consideration note		6,500,000
Paid to placement agent		$ 503,562		$ 3,838,650
Percentage of gross proceeds		2.50%	2.50%
Fees and expenses		$ 50,000	€ 200	15,591
Transaction costs		(350,000)
Interest expense		4,706
Fair value of notes		1,055,420
Gain on fair value of financial liabilities		$ 766,013
Pre-Consolidated Common Shares [Member]
Convertible Promissory Notes [Line Items]
Common shares issued (in Shares) | shares		9,189,611
Post-Consolidated Common Shares [Member]
Convertible Promissory Notes [Line Items]
Common shares issued (in Shares) | shares		408,427
Notes [Member]
Convertible Promissory Notes [Line Items]
Paid to placement agent		$ 300,000
Bear interest		10.00%
Transaction costs		$ 350,000
Convertible promissory notes [Member]
Convertible Promissory Notes [Line Items]
Aggregate gross proceeds		12,000,000
Aggregate principal amount		10,737,400
Interest expense		9,957,773
Gain on fair value of financial liabilities		$ 984,807